Expense Example	Mar. 31, 2025 USD ($)
Tradr 1X Short SPY Monthly ETF | Tradr 1X Short SPY Monthly ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	575
Tradr 2X Short SPY Monthly ETF | Tradr 2X Short SPY Monthly ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	575
Tradr 2X Long SPY Quarterly ETF | Tradr 2X Long SPY Quarterly ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,719
Expense Example, with Redemption, 10 Years	3,819
Tradr 2X Long Innovation 100 Monthly ETF | Tradr 2X Long Innovation 100 Monthly ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	702
Expense Example, with Redemption, 5 Years	1,298
Expense Example, with Redemption, 10 Years	2,911
Tradr 1X Short Innovation 100 Monthly ETF | Tradr 1X Short Innovation 100 Monthly ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	575
Tradr 2X Short Innovation 100 Monthly ETF | Tradr 2X Short Innovation 100 Monthly ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	575
Tradr 2X Long Innovation 100 Quarterly ETF | Tradr 2X Long Innovation 100 Quarterly ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	701
Expense Example, with Redemption, 5 Years	1,297
Expense Example, with Redemption, 10 Years	2,911
Tradr 1.75X Long FXI Monthly ETF | Tradr 1.75X Long FXI Monthly ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	556
Tradr 2X Long IWM Monthly ETF | Tradr 2X Long IWM Monthly ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	556
Tradr 2X Long XLK Monthly ETF | Tradr 2X Long XLK Monthly ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	556
Tradr 2X Long XLF Monthly ETF | Tradr 2X Long XLF Monthly ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	$ 556